Long-Term Debt, net - Schedule of Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 12, 2021	Apr. 08, 2021	Feb. 11, 2021
Long-Term Debt, net
Fair value of debt adjustment	$ (9,990,000)	$ (14,304,000)
Comprehensive Financing Plan exit fees accrued		22,660,000
Total long-term debt	1,142,035,000	1,368,100,000
Less: Deferred finance costs, net	(28,369,000)	(25,093,000)
Less: Current portion	(95,750,000)	(155,662,000)
Total long-term debt net of current portion and deferred finance cost	$ 1,017,916,000	$ 1,187,345,000
Credit facility				$ 815,000,000
Weighted average interest rate on long-term borrowings (as a percent)	4.40%	4.60%	6.10%
Interest paid	$ 42,800,000	$ 35,200,000	$ 54,900,000
Interest cost incurred	53,100,000	36,700,000	$ 55,200,000
Total interest paid	0
Citibank/Natwest $815 mil. Facility
Long-Term Debt, net
Long-term debt	774,250,000			300,000,000
Credit facility	815,000,000			$ 815,000,000	$ 815,000,000
Senior unsecured notes
Long-Term Debt, net
Long-term debt	300,000,000					$ 300,000,000.0
Macquarie Bank $58 mil. Facility
Long-Term Debt, net
Long-term debt	45,600,000	56,000,000
Credit facility	58,000,000
Eurobank $30.0 mil. Facility
Long-Term Debt, net
Long-term debt	21,375,000
Credit facility	30,000,000.0
SinoPac $13.3 mil. Facility
Long-Term Debt, net
Long-term debt	10,800,000	12,800,000
Credit facility	13,300,000
RBS
Long-Term Debt, net
Long-term debt		433,412,000
Credit facility	475,500,000
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Long-Term Debt, net
Credit facility	382,500,000
Citibank $114 mil. Facility
Long-Term Debt, net
Long-term debt		63,061,000
Credit facility	114,000,000
Credit Suisse
Long-Term Debt, net
Long-term debt		101,254,000
Credit facility	171,800,000
Citi-Eurobank
Long-Term Debt, net
Long-term debt		17,669,000
Credit facility	37,600,000
Club Facility
Long-Term Debt, net
Long-term debt		124,427,000
Credit facility		206,200,000
Sinosure CEXIM-Citi-ABN Amro Credit Facility
Long-Term Debt, net
Long-term debt		20,340,000
Credit facility	203,400,000
Citibank $123.9 mil. Facility
Long-Term Debt, net
Long-term debt		85,280,000
Credit facility	123,900,000
Citibank $120 mil. Facility
Long-Term Debt, net
Long-term debt		93,742,000
Credit facility	$ 120,000,000
HSH Nordbank
Long-Term Debt, net
Long-term debt		$ 351,759,000